Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended					2 Months Ended		12 Months Ended
		Jan. 14, 2020	Jan. 14, 2020	Jan. 09, 2020	Jan. 03, 2020	Nov. 05, 2019	Sep. 24, 2019	Sep. 11, 2019	Feb. 12, 2019	May 22, 2020	Oct. 01, 2019	Jul. 30, 2019	Jan. 31, 2019	Feb. 28, 2018	Jan. 31, 2019	Jan. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Apr. 02, 2020	Jan. 04, 2020	Oct. 23, 2019	Sep. 18, 2019	Aug. 12, 2019	Jul. 18, 2019	May 28, 2019	May 11, 2019	Feb. 10, 2019
Stockholders' Equity (Textual)
Common stock shares, issued																	4,639,139	1,588,942	4,639,139
Fair market value														$ 464
Common stock consultant, pursuant														309,497
Common stock shares issued																		33,334
Binding term sheet, agreement														On February 28, 2019, the Company signed a binding term sheet (the "Optima Term Sheet") with Optima Fixed Income LLC ("Optima") for a total investment of $2,500over one year and received $500on the same date. Under the Optima Term Sheet, it was agreed that the initial invested amount would be $500in consideration for 166,667 shares of Common Stock of the Company. These shares will be issued in reliance on the exemptions from registration pursuant to Section 4(a)(2) of the Securities Act. It was also agreed that Optima may purchase a convertible note in the amount principle of $2,000, which may be funded on a quarterly basis (the "Optima Convertible Note"). The term of the Optima Convertible Note is three years and it is convertible at a price per share that is equal to 75% of the public share price at date of conversion, but in any case, not less than $3.00 per share. Optima will additionally be granted a proxy to vote with the Company's Series B Preferred shares, par value $0.001 per share (the "Preferred Stock") held by the Company's Chief Executive Officer and President. In any case, the total investment in the Company shall be not be less than 25% of the outstanding shares at the first anniversary of the Optima Term Sheet.
Common stock, shares authorized																	360,000,000	360,000,000	360,000,000
Common stock, par value																	$ 0.001	$ 0.001	$ 0.001
Additional Amount	[1]																	$ 535
2016 Incentive Plan [Member]
Stockholders' Equity (Textual)
Fair market value			$ 332			$ 1,140
Common stock consultant, pursuant			58,334			200,000
Common stock shares issued						200,000
Vesting period						3 years
Convertible Promissory Note [Member]
Stockholders' Equity (Textual)
Common stock, shares authorized																	1,757,478
Series B Preferred Stock [Member]
Stockholders' Equity (Textual)
Preferred stock, par value																	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares designated																	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding																	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued																	10,000,000	10,000,000	10,000,000
Preferred stock, voting rights, description																	The holders of Series B Preferred Stock shall be entitled to 1,000 votes for each share of Series B Stock that is held when voting together with holders of the Common Stock.
Common Stock [Member]
Stockholders' Equity (Textual)
Common stock shares, issued		66,334	66,334				62,248			42,819	34,859						65,334
Fair market value		$ 459															$ 372
Common stock shares issued in consideration							$ 62				$ 34
Warrants to purchase common stock										73,080
Common stock at an exercise price										$ 3.25
Common stock, shares authorized																	9,500,000,000
Additional Amount	[1]																	$ 1
Common Stock [Member] | Employees [Member]
Stockholders' Equity (Textual)
Common stock shares, issued		58,334	58,334
Fair market value		$ 332
Common Stock [Member] | Service Agreements [Member]
Stockholders' Equity (Textual)
Common stock shares, issued								25,000
Fair market value								$ 49
Common Stock 1 [Member] | Service Agreements 1 [Member]
Stockholders' Equity (Textual)
Common stock shares, issued								10,000
Fair market value								$ 20
Preferred Stock [Member] | Series B Preferred Stock [Member]
Stockholders' Equity (Textual)
Preferred stock, shares authorized																	10,000,000
Limecom [Member]
Stockholders' Equity (Textual)
Common stock shares issued in consideration													$ 107,910
Optima [Member]
Stockholders' Equity (Textual)
Additional deposit, Description												Under the subscription agreement, Dinar Zuz made an additional deposit of $250and agreed to provide an additional amount of $1,000 to the Company, which will be provided in a form of a convertible note
Additional deposit																										$ 200	$ 550
Dinar Zuz LLC [Member]
Stockholders' Equity (Textual)
Common stock shares, issued																					100,000			500,000
Additional deposit																						$ 250
Additional Amount					$ 300
Conversion amount					$ 300
Securities purchase agreement, description					Dinar Zuz provided an additional amount of $450 to the Company which was be provided in a form of the Dinar Zuz Convertible Note pursuant to a securities purchase agreement between the Company and Dinar Zuz, dated July 30, 2019. The Company issued 1,157,478 shares of its Common Stock to Dinar Zuz LLC, as a result of a conversion of the Dinar Convertible Note in the amount of $700.
Private Placement [Member]
Stockholders' Equity (Textual)
Common stock shares issued															16,667
Cash received															$ 50
Warrants to purchase common stock									35,834						16,667
Common stock at an exercise price									$ 3.25				$ 3.25		$ 3.25	$ 3.25
Securities Purchase Agreement [Member]
Stockholders' Equity (Textual)
Common stock shares, issued				40,000																70,000			61,226		65,978			10,000
Fair market value				$ 240												$ 50
Common stock shares issued in consideration							$ 54				$ 32					17,333
Securities Purchase Agreement [Member] | September 21, 2018 [Member]
Stockholders' Equity (Textual)
Fair market value																$ 50,000
Common stock shares issued																16,667

[1]	Issuance cost during the period were $18